Shareholder Report, Line Graph (Details) 195935_LoCorr Hedged Core Fund_Class A_TSR Annual {Class A} - USD ($)			12 Months Ended
	Dec. 31, 2024	Jul. 10, 2024	Dec. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name			Class A (with sales charge)
Accumulated Value	$ 8,922	$ 9,425	$ 9,149
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,118	$ 10,000	$ 10,856